Combined Balance Sheet Assets (Predecessor) (Ziegler Healthcare Real Estate Funds, USD $)	Dec. 31, 2012	Dec. 31, 2011
Investment Properties
Medical office buildings (Net of accumulated depreciation of $16,524,238 as of June 30, 2013 and $15,118,553 as of December 31, 2012; includes $2,269,121 related to variable interest entity as of June 30, 2013, and $2,296,849 as of December 31, 2012)	$ 74,758,961	$ 84,629,023
Tenant improvements (Net of accumulated depreciation of $1,376,082 as of December 31, 2012 and, $1,101,129 as of December 31, 2011)	3,755,956	4,030,910
Property under development	675,000	1,618,508
Land (includes $740,000 related to a variable interest entity as of June 30, 2013 and December 31, 2012)	15,464,000	19,570,261
Total investment properties, net	94,654,000	109,848,702
Cash and Cash Equivalents	2,614,000	1,932,000
Receivables-Tenant Receivables (Net of allowance for doubtful accounts of $104,627 as of December 31, 2012, $106,371 as of December 31, 2011)	682,000	1,033,771
Deferred Costs (Net of accumulated amortization of $1,380,327 as of December 31, 2012, $1,177,445 as of December 31, 2011)	1,107,000	1,348,632
Intangibles (Net of accumulated amortization of $6,907,414 as of December 31, 2012, $6,235,634 as of December 31, 2011)	5,243,000	7,217,917
Other Assets	3,292,000	3,630,066
Total assets	107,592,000	125,010,972
Liabilities
Accounts payable to related parties	1,530,000	1,274,908
Account payable	802,000	597,879
Accrued expenses and other liabilities	1,031,000	1,086,956
Derivative liabilities	643,000	764,994
Notes payable (Includes $2,702,184 related to variable interest entities, as of December 31, 2012 and $3,486,347 as of December 31, 2011)	84,489,000	98,674,263
Total liabilities	88,495,000	102,399,000
Ziegler Healthcare Real Estate Funds Owners' Equity
General interest	3,107	3,195
Limited interest	19,064,938	22,496,639
Total equity	19,068,000	22,499,834
Noncontrolling interest	29,000	112,138
Total predecessor equity	19,097,000	22,611,972
Total liabilities and equity	$ 107,592,000	$ 125,010,972